Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases	Leases
Accounting for leases
IFRS 16 applies to all leases with the exception of licenses of intellectual property, rights held by licensing agreement within the scope of IAS 38 Intangible Assets, service concession arrangements, leases of biological assets within the scope of IAS 41 Agriculture and leases of minerals, oil, natural gas and similar non-regenerative resources. IFRS 16 includes an accounting policy choice for a lessee to elect not to apply IFRS 16 to remaining assets within the scope of IAS 38 Intangible Assets which the Barclays Bank Group has decided to apply.
When the Barclays Bank Group is the lessee, it is required to recognise both:
▪a lease liability, measured at the present value of remaining cash flows on the lease; and
▪a right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.
Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease. The lease liability is remeasured when there is a change in the one of the following:
▪future lease payments arising from a change in an index or rate;
▪the Barclays Bank Group’s estimate of the amount expected to be payable under a residual value guarantee; or
▪the Barclays Bank Group’s assessment of whether it will exercise a purchase, extension or termination option.
When the lease liability is remeasured a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded in the income statement if the carrying amount of the ROU asset has been reduced to nil.
On the balance sheet, the ROU assets are included within property, plant and equipment and the lease liabilities are included within other liabilities.
The Barclays Bank Group applies the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months. For these leases the lease payments are recognised as an expense on a straight line basis over the lease term unless another systematic basis is more appropriate.
When the Barclays Bank Group is the lessor, the lease must be classified as either a finance lease or an operating lease. A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. An operating lease is a lease where substantially all of the risks and rewards of the leased asset remain with the lessor.
When the lease is deemed a finance lease, the leased asset is not held on the balance sheet; instead a finance lease receivable is recognised representing the minimum lease payments receivable under the terms of the lease, discounted at the rate of interest implicit in the lease.
When the lease is deemed an operating lease, the lease income is recognised on a straight-line basis over the period of the lease unless another systematic basis is more appropriate. The Barclays Bank Group holds the leased assets on-balance sheet within property, plant and equipment.
As a Lessor
Finance lease receivables are included within loans and advances at amortised cost. During the previous year, Barclays Partner Finance sold the majority of its motor point of sale finance portfolio and the remaining balance was transferred to the Barclays Group. The Barclays Bank Group does not have any material operating leases as a lessor.
Finance lease income
Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

	Barclays Bank Group
	2021	2020
	£m	£m
Finance income from net investment in lease	—	10
Loss on sales	—	(27)
As a Lessee
The Barclays Bank Group leases various offices, branches and other premises under non-cancellable lease arrangements to meet its operational business requirements. In some instances, the Barclays Bank Group will sublease property to third parties when it is no longer needed to meet business requirements. Currently, the Barclays Bank Group does not have any material subleasing arrangements.
ROU asset balances relate to property leases only. Refer to Note 19 for a breakdown of the carrying amount of ROU assets.
The Barclays Bank Group has not recognised any expense related to short term leases during the current and previous year. The portfolio of short term leases to which the Barclays Bank Group is exposed at the end of the year is not dissimilar to the expenses recognised in the year.

Lease liabilities	Barclays Bank Group
	2021	2020
	£m	£m
As at 1 January	515	529
Interest expense	20	23
New leases	38	27
Disposals	(45)	(5)
Cash payments	(92)	(114)
Exchange and other movements	59	55
As at 31 December (see Note 22)	495	515
The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments to be paid after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group
	2021	2020
	£m	£m
Not more than one year	81	91
One to two years	77	70
Two to three years	74	60
Three to four years	66	58
Four to five years	60	55
Five to ten years	210	227
Greater than ten years	30	68
Total undiscounted lease liabilities as at 31 December	598	629
In addition to the cash flows identified above, the Barclays Bank Group is exposed to:
•Variable lease payments: This variability will typically arise from either inflation index instruments or market based pricing adjustments.
Currently, the Barclays Bank Group has 47 leases (2020: 59 leases) out of the total 110 leases (2020: 121 leases) which have variable lease payment terms based on market based pricing adjustments. Of the gross cash flows identified above, £362m (2020: £121m) is attributable to leases with some degree of variability predominately linked to market based pricing adjustments.
Extension and termination options: The table above represents the Barclays Bank Group’s best estimate of future cash out flows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows have been reduced by £408m (2020: £395m)for leases where the Barclays Bank Group are highly expected to exercise an early termination option. However, there is no significant impact where the Barclays Bank Group is expected to exercise an extension option.
In 2021, the Barclays Bank Group recorded a gain on sale relating to a sale and leaseback transaction of the Monaco branch premises of £33m.
The Barclays Bank Group does not have any restrictions or covenants imposed by the lessor on its property leases which restrict its businesses.